Financial instruments (Details 5) (Recurring basis, CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	0
Transfers in, liabilities	0
Transfers out, liabilities	0
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	119
Settlements, liabilities	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	(5)
Balance at end of period, liabilities	114
Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		193
Transfers in, liabilities		0
Transfers out, liabilities		(188)
Purchases, liabilities		0
Sales, liabilities		0
Issuances, liabilities		0
Settlements, liabilities		0
Gain (loss) on transfers in/out included in trading revenues, liabilities		0
Gain (loss) on all other activity included in trading revenues, liabilities		0
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Foreign currency translation impact, liabilities		(5)
Balance at end of period, liabilities		0
Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	25	0
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	51	25
Settlements, liabilities	(3)	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	(13)	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(5)	0
Balance at end of period, liabilities	55	25
Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	5,356	7,343
Transfers in, liabilities	1,503	1,294
Transfers out, liabilities	(1,537)	(1,783)
Purchases, liabilities	66	94
Sales, liabilities	(197)	(346)
Issuances, liabilities	1,561	853
Settlements, liabilities	(2,556)	(2,599)
Gain (loss) on transfers in/out included in trading revenues, liabilities	235	151
Gain (loss) on all other activity included in trading revenues, liabilities	1,302	505
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(169)	(156)
Balance at end of period, liabilities	5,564	5,356
Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,357	1,588
Transfers in, liabilities	75	230
Transfers out, liabilities	(134)	(754)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	107	115
Settlements, liabilities	(508)	(194)
Gain (loss) on transfers in/out included in trading revenues, liabilities	10	75
Gain (loss) on all other activity included in trading revenues, liabilities	254	340
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(32)	(43)
Balance at end of period, liabilities	1,129	1,357
Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,648	2,836
Transfers in, liabilities	13	3
Transfers out, liabilities	(21)	(178)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	15	1
Settlements, liabilities	(662)	(1,037)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(16)	24
Gain (loss) on all other activity included in trading revenues, liabilities	(21)	48
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(18)	(49)
Balance at end of period, liabilities	938	1,648
Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	819	1,520
Transfers in, liabilities	1,001	700
Transfers out, liabilities	(590)	(571)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	655	88
Settlements, liabilities	(856)	(939)
Gain (loss) on transfers in/out included in trading revenues, liabilities	39	79
Gain (loss) on all other activity included in trading revenues, liabilities	186	(36)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(24)	(22)
Balance at end of period, liabilities	1,230	819
Trading Liabilities | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,003	1,022
Transfers in, liabilities	360	132
Transfers out, liabilities	(676)	(262)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	632	537
Settlements, liabilities	(380)	(315)
Gain (loss) on transfers in/out included in trading revenues, liabilities	210	(16)
Gain (loss) on all other activity included in trading revenues, liabilities	831	(61)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(84)	(34)
Balance at end of period, liabilities	1,896	1,003
Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	124	236
Transfers in, liabilities	43	23
Transfers out, liabilities	(99)	(96)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	318	288
Settlements, liabilities	(216)	(332)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	(3)
Gain (loss) on all other activity included in trading revenues, liabilities	3	14
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(8)	(6)
Balance at end of period, liabilities	165	124
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	10,098	12,715
Transfers in, liabilities	2,322	2,616
Transfers out, liabilities	(2,375)	(4,044)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	5,006	4,015
Settlements, liabilities	(5,330)	(6,043)
Gain (loss) on transfers in/out included in trading revenues, liabilities	25	182
Gain (loss) on all other activity included in trading revenues, liabilities	321	989
Gain (loss) on transfers in/out included in other revenues, liabilities	0	(4)
Gain (loss) on all other activity included in other revenues, liabilities	(1)	0
Foreign currency translation impact, liabilities	(286)	(328)
Balance at end of period, liabilities	9,780	10,098
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	6,189	7,576
Transfers in, liabilities	453	789
Transfers out, liabilities	(1,226)	(1,668)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	3,602	1,925
Settlements, liabilities	(2,534)	(2,867)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(18)	32
Gain (loss) on all other activity included in trading revenues, liabilities	(36)	604
Gain (loss) on transfers in/out included in other revenues, liabilities	0	(4)
Gain (loss) on all other activity included in other revenues, liabilities	(1)	0
Foreign currency translation impact, liabilities	(212)	(198)
Balance at end of period, liabilities	6,217	6,189
Long-term debt | Long-term debt - of which nonrecourse liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,551	3,585
Transfers in, liabilities	1,836	1,701
Transfers out, liabilities	(670)	(2,225)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	818	1,473
Settlements, liabilities	(2,128)	(2,312)
Gain (loss) on transfers in/out included in trading revenues, liabilities	24	144
Gain (loss) on all other activity included in trading revenues, liabilities	151	275
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(30)	(90)
Balance at end of period, liabilities	2,552	2,551
Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,848	3,891
Transfers in, liabilities	227	246
Transfers out, liabilities	(149)	(315)
Purchases, liabilities	213	321
Sales, liabilities	(393)	(1,322)
Issuances, liabilities	10	2
Settlements, liabilities	(86)	(219)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(17)	(15)
Gain (loss) on all other activity included in trading revenues, liabilities	70	74
Gain (loss) on transfers in/out included in other revenues, liabilities	26	0
Gain (loss) on all other activity included in other revenues, liabilities	217	279
Foreign currency translation impact, liabilities	(105)	(94)
Balance at end of period, liabilities	2,861	2,848
Other liabilities | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,160	1,909
Transfers in, liabilities	176	136
Transfers out, liabilities	(82)	(47)
Purchases, liabilities	154	302
Sales, liabilities	(308)	(1,260)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	72	153
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(29)	(33)
Balance at end of period, liabilities	1,143	1,160
Liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	18,451	24,378
Transfers in, liabilities	4,095	4,179
Transfers out, liabilities	(4,160)	(6,426)
Purchases, liabilities	279	415
Sales, liabilities	(590)	(1,668)
Issuances, liabilities	7,065	5,183
Settlements, liabilities	(8,191)	(9,193)
Gain (loss) on transfers in/out included in trading revenues, liabilities	243	315
Gain (loss) on all other activity included in trading revenues, liabilities	1,683	1,582
Gain (loss) on transfers in/out included in other revenues, liabilities	26	(4)
Gain (loss) on all other activity included in other revenues, liabilities	216	279
Foreign currency translation impact, liabilities	(578)	(589)
Balance at end of period, liabilities	18,539	18,451
Bank | Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	0
Transfers in, liabilities	0
Transfers out, liabilities	0
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	119
Settlements, liabilities	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	(5)
Balance at end of period, liabilities	114
Bank | Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		193
Transfers in, liabilities		0
Transfers out, liabilities		(188)
Purchases, liabilities		0
Sales, liabilities		0
Issuances, liabilities		0
Settlements, liabilities		0
Gain (loss) on transfers in/out included in trading revenues, liabilities		0
Gain (loss) on all other activity included in trading revenues, liabilities		0
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Foreign currency translation impact, liabilities		(5)
Balance at end of period, liabilities		0
Bank | Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	25	0
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	51	25
Settlements, liabilities	(3)	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	(13)	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(5)	0
Balance at end of period, liabilities	55	25
Bank | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	5,356	7,343
Transfers in, liabilities	1,503	1,294
Transfers out, liabilities	(1,537)	(1,783)
Purchases, liabilities	66	94
Sales, liabilities	(197)	(346)
Issuances, liabilities	1,561	853
Settlements, liabilities	(2,556)	(2,599)
Gain (loss) on transfers in/out included in trading revenues, liabilities	235	151
Gain (loss) on all other activity included in trading revenues, liabilities	1,302	505
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(169)	(156)
Balance at end of period, liabilities	5,564	5,356
Bank | Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,357	1,588
Transfers in, liabilities	75	230
Transfers out, liabilities	(134)	(754)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	107	115
Settlements, liabilities	(508)	(194)
Gain (loss) on transfers in/out included in trading revenues, liabilities	10	75
Gain (loss) on all other activity included in trading revenues, liabilities	254	340
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(32)	(43)
Balance at end of period, liabilities	1,129	1,357
Bank | Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,648	2,836
Transfers in, liabilities	13	3
Transfers out, liabilities	(21)	(178)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	15	1
Settlements, liabilities	(662)	(1,037)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(16)	24
Gain (loss) on all other activity included in trading revenues, liabilities	(21)	48
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(18)	(49)
Balance at end of period, liabilities	938	1,648
Bank | Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	819	1,520
Transfers in, liabilities	1,001	700
Transfers out, liabilities	(590)	(571)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	655	88
Settlements, liabilities	(856)	(939)
Gain (loss) on transfers in/out included in trading revenues, liabilities	39	79
Gain (loss) on all other activity included in trading revenues, liabilities	186	(36)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(24)	(22)
Balance at end of period, liabilities	1,230	819
Bank | Trading Liabilities | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,003	1,022
Transfers in, liabilities	360	132
Transfers out, liabilities	(676)	(262)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	632	537
Settlements, liabilities	(380)	(315)
Gain (loss) on transfers in/out included in trading revenues, liabilities	210	(16)
Gain (loss) on all other activity included in trading revenues, liabilities	831	(61)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(84)	(34)
Balance at end of period, liabilities	1,896	1,003
Bank | Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	124	236
Transfers in, liabilities	43	23
Transfers out, liabilities	(99)	(96)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	318	288
Settlements, liabilities	(216)	(332)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	(3)
Gain (loss) on all other activity included in trading revenues, liabilities	3	14
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(8)	(6)
Balance at end of period, liabilities	165	124
Bank | Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	10,098	12,715
Transfers in, liabilities	2,322	2,616
Transfers out, liabilities	(2,375)	(4,044)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	5,006	4,015
Settlements, liabilities	(5,330)	(6,043)
Gain (loss) on transfers in/out included in trading revenues, liabilities	25	182
Gain (loss) on all other activity included in trading revenues, liabilities	321	989
Gain (loss) on transfers in/out included in other revenues, liabilities	0	(4)
Gain (loss) on all other activity included in other revenues, liabilities	(1)	0
Foreign currency translation impact, liabilities	(286)	(328)
Balance at end of period, liabilities	9,780	10,098
Bank | Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	6,189	7,576
Transfers in, liabilities	453	789
Transfers out, liabilities	(1,226)	(1,668)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	3,602	1,925
Settlements, liabilities	(2,534)	(2,867)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(18)	32
Gain (loss) on all other activity included in trading revenues, liabilities	(36)	604
Gain (loss) on transfers in/out included in other revenues, liabilities	0	(4)
Gain (loss) on all other activity included in other revenues, liabilities	(1)	0
Foreign currency translation impact, liabilities	(212)	(198)
Balance at end of period, liabilities	6,217	6,189
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,551	3,585
Transfers in, liabilities	1,836	1,701
Transfers out, liabilities	(670)	(2,225)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	818	1,473
Settlements, liabilities	(2,128)	(2,312)
Gain (loss) on transfers in/out included in trading revenues, liabilities	24	144
Gain (loss) on all other activity included in trading revenues, liabilities	151	275
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(30)	(90)
Balance at end of period, liabilities	2,552	2,551
Bank | Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,847	3,890
Transfers in, liabilities	227	246
Transfers out, liabilities	(149)	(315)
Purchases, liabilities	213	321
Sales, liabilities	(393)	(1,322)
Issuances, liabilities	10	2
Settlements, liabilities	(86)	(219)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(17)	(15)
Gain (loss) on all other activity included in trading revenues, liabilities	70	74
Gain (loss) on transfers in/out included in other revenues, liabilities	26	0
Gain (loss) on all other activity included in other revenues, liabilities	217	278
Foreign currency translation impact, liabilities	(106)	(93)
Balance at end of period, liabilities	2,859	2,847
Bank | Other liabilities | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,160	1,909
Transfers in, liabilities	176	136
Transfers out, liabilities	(82)	(47)
Purchases, liabilities	154	302
Sales, liabilities	(308)	(1,260)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	72	153
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(29)	(33)
Balance at end of period, liabilities	1,143	1,160
Bank | Liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	18,450	24,377
Transfers in, liabilities	4,095	4,179
Transfers out, liabilities	(4,160)	(6,426)
Purchases, liabilities	279	415
Sales, liabilities	(590)	(1,668)
Issuances, liabilities	7,065	5,183
Settlements, liabilities	(8,191)	(9,193)
Gain (loss) on transfers in/out included in trading revenues, liabilities	243	315
Gain (loss) on all other activity included in trading revenues, liabilities	1,683	1,582
Gain (loss) on transfers in/out included in other revenues, liabilities	26	(4)
Gain (loss) on all other activity included in other revenues, liabilities	216	278
Foreign currency translation impact, liabilities	(579)	(588)
Balance at end of period, liabilities	18,537	18,450